Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
Right-of-use assets, net	$ 882,187	$ 1,060,426
Operating lease liabilities - current	135,724	139,222
Operating lease liabilities - non-current	745,120	919,781
Total operating lease liabilities	$ 880,844	$ 1,059,003